TAXATION (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of income/(loss) from domestic and foreign components before income tax expenses
	2014	2015	2016
	RMB	RMB	RMB
Domestic	627,725,908	1,873,383,988	2,207,474,278
Foreign	(592,473,548)	1,131,979,994	(3,967,579,279)

Total	35,252,360	3,005,363,982	(1,760,105,001)

Schedule of composition of income tax expense

	2014	2015	2016
	RMB	RMB	RMB
Current income tax expense	228,395,153	383,723,730	454,533,605
Deferred tax (benefit)/expense	(97,573,997)	86,464,693	23,475,428

Income tax expense	130,821,156	470,188,423	478,009,033

Schedule of reconciliation of the differences between statutory tax rate and the effective tax rate

	2014	2015	2016
Statutory CIT rate	25%	25%	25%
Tax differential from statutory rate applicable to subsidiaries with preferential tax rates	(375)%	(5)%	8%
Gain on deconsolidation of a subsidiary with a withholding tax rate of 10% versus the statutory CIT rate	—	(11)%	—
Non-deductible expenses incurred	480%	6%	(50)%
Change in valuation allowance	241%	1%	(10)%

Effective CIT rate	371%	16%	(27)%

Schedule of effect of preferential tax on China operations
	2014	2015	2016
	RMB	RMB	RMB
Tax holiday effect	85,036,934	162,896,542	177,799,057
Basic net income per ADS effect	0.62	1.08	0.38
Diluted net income per ADS effect	0.56	0.86	0.38

Schedule of significant components of deferred tax assets and liabilities

	2015	2016
	RMB	RMB
Accrued expenses	109,784,998	149,205,615
Loss carry forward	78,771,363	159,747,175
Accrued liability for customer reward related programs	114,965,397	122,635,196
Accrued staff salary	110,263,508	55,228,349
Others	23,038,753	38,782,032
Less: Valuation allowance of deferred tax assets	(31,489,450)	(150,286,773)

Total deferred tax assets, non-current	405,334,569	375,311,594

Deferred tax liabilities, non-current:
Recognition of intangible assets arise from business combinations	(3,045,259,390)	(3,607,882,808)

Net deferred tax assets/(liabilities)	(2,639,924,821)	(3,232,571,214)

Schedule of movement of valuation allowances

	2014	2015	2016
	RMB	RMB	RMB
Balance at beginning of year	86,735,795	183,449,500	31,489,450
Current year additions	96,713,705	31,590,648	118,797,323
Deconsolidation of Tujia	—	(183,550,698)	—

Balance at end of year	183,449,500	31,489,450	150,286,773

Subsidiaries
Schedule of reconciliation of the differences between statutory tax rate and the effective tax rate

	Impact on the effective tax rates
		2014	2015	2016
Ctrip Computer Technology (Shanghai) Co., Ltd.	15%	(74)%	(1.4)%	4%
Ctrip Travel Information Technology (Shanghai) Co., Ltd.	15%	(48)%	(0.4)%	2%
Ctrip Travel Network Technology (Shanghai) Co., Ltd.	15%	(154)%	(3.0)%	7%
Chengdu Ctrip Travel Agency Co., Ltd.	15%	(11)%	(0.2)%	1%
Ctrip Hong Kong subsidiaries	16.5%	(88)%	(0.3)%	1%
Qunar and subsidiaries	15%	—	—	(7)%
Total		(375)%	(5.3)%	8%